Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 17, 2019
Current assets
Cash and cash equivalents	$ 19,843,052	$ 10,546,749		$ 0
Prepaid expenses and other current assets		1,850,346		1,176
Total current assets		12,397,095		1,176
Property in development		9,797,400
Total assets		22,194,495		1,176
Current Liabilities
Accounts payable		3,596,634
Accrued expenses	2,971,051	1,479,041
Amount due to related party	0	0	$ 70,388	10,400
Income taxes payable		87,882
Total current liabilities		5,163,557		10,400
Mortgage payable, net of debt discount		3,550,660
Total liabilities		8,714,217		10,400
Commitment and contingencies (note 11)
Equity (Deficit)
Common shares		15,234
Additional paid-in capital		26,847,271
Accumulated deficit		(13,382,227)		(9,224)
Total shareholders' equity	$ 28,623,102	13,480,278	$ 2,312,538	(9,224)	$ 0
Total liabilities and shareholders' equity		$ 22,194,495		$ 1,176